Condensed Balance Sheets - Pathfinder - Interim - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Current assets:
Cash	$ 97,745	$ 0
Total current assets	174,157	49,995
Noncurrent assets:
Digital assets	348,778,304	612,924,401	$ 0
Deferred offering costs	6,423,096	3,802,903	1,761,419
Total assets	355,375,557	616,777,299	1,761,419
Current liabilities:
Accounts payable and accrued liabilities	166,796	336,371	0
Related party payable	8,966,901	4,587,335	2,276,419
Total liabilities	696,227,692	769,494,701	2,276,419
Commitments and Contingencies
Member’s deficit:
Accumulated deficit	(340,852,135)	(152,717,402)	(515,000)
Total liabilities and stockholder’s deficit	355,375,557	616,777,299	1,761,419
Pathfinder
Current assets:
Cash	789,682	0
Related party receivable	3,115,890	716,710	0
Total current assets	3,905,572	716,710	0
Noncurrent assets:
Digital assets	0	0	0
Deferred offering costs	553,347	477,531	277,485
Total assets	4,458,919	1,194,241	277,485
Current liabilities:
Accounts payable and accrued liabilities	608,483	750,587	381,651
Interest payable, related party	93,029	6,032	0
Related party payable	328,125	170,625	0
Note payable, related party	6,554,788	1,174,305	0
Total liabilities	7,584,425	2,101,549	381,651
Commitments and Contingencies
Member’s deficit:
Member’s capital	0	0	0
Accumulated deficit	(3,125,506)	(907,308)	(104,166)
Total member’s deficit	(3,125,506)	(907,308)	(104,166)
Total liabilities and stockholder’s deficit	$ 4,458,919	$ 1,194,241	$ 277,485